Fees Summary	Feb. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 993,160,000
Previously Paid Amount	0
Total Fee Amount	152,052.8
Total Offset Amount	0
Net Fee	$ 152,052.8
Final Prospectus	true